SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2024
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of short-term borrowings due to related parties

	June 30,	June 30,	June 30,
	2023	2024	2024
Short-term borrowings due to related parties:	RMB	RMB	US Dollars
Short-term borrowing from a Founder, 3.65% annual interest, due on December 26, 2023	¥10,004,055	¥—	$—
Short-term borrowing from a Founder, 3.40% annual interest, due on June 4, 2024*	4,993,950	—	—
Short-term borrowing from a Founder, 3.40% annual interest, due on June 16, 2024*	5,020,217	—	—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 28, 2024	—	10,002,875	1,376,441
Total short-term borrowings due to related parties	¥20,018,222	¥10,002,875	$1,376,441
*

On May 29, 2024, the Company entered into a three-year supplemental agreement with the founder, changing loan maturity date from June 4, 2024, and June 16, 2024, to April 29, 2027 and the annual interest rate to 3.75%. This loan is classified as “NOTE 15. Long-term borrowings due to related parties.”